Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies:

(a)	Basis of preparation:

The Bank's consolidated financial statements for the years 2017, 2018 and 2019 have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The Bank presents its statement of financial position broadly in order of liquidity. An analysis regarding recovery or settlement is presented in note No. 41.

The consolidated financial statements comprise the consolidated statement of comprehensive income and the consolidated statements of financial position, changes in equity, cash flows and the related notes. The consolidated financial statements have been prepared under the historical cost convention, except for financial assets at fair value through other comprehensive income, financial assets held for trading measured at fair value through profit or loss and derivative contracts, which have been measured at fair value.

The consolidated statement of cash flows shows the changes in cash and cash equivalents arising from operating activities, investing activities and financing activities during the period.

(b)	Basis of consolidation:

The financial statements of Banco de Chile as of and for the years ended December 31, 2018 and 2019 have been consolidated with those of its subsidiaries. The financial statements of the bank's subsidiaries are prepared for the same reporting year as for Banco de Chile, using consistent accounting policies.

(i)	Subsidiaries

Consolidated financial statements as of December 31, 2018 and 2019 incorporate financial statements of the Bank and its subsidiaries. According IFRS 10 –"Consolidated Financial Statements", control requires exposure or rights to variable returns and the ability to affect those returns through power over an investee. Specifically the Bank has power over the investee when it has existing rights that give it the ability to direct the relevant activities of the investee.

When the Bank has less than a majority of the voting rights of an investee, but these voting rights are enough to have the ability to direct the relevant activities unilaterally, then the Bank has control. The Bank considers all factors and relevant circumstances to evaluate if its voting rights are enough to obtain control, which includes:

●	The amount of voting rights that the Bank has, related to the amount of voting rights of the other stakeholders.

●	Potential voting rights maintained by the Bank, other holders of voting rights or other parties.

●	Rights that emanated from other contractual arrangements.

●	Any additional circumstance that indicate that the Bank has or does not have the ability to manage the relevant activities when decisions need to be made, including voting behavior patterns in previous shareholders meetings.

The financial statements of the subsidiaries are included in the consolidated financial statements from the date control is obtained until the loss of such control. The financial statements have been prepared using uniform accounting policies for similar transactions and other events under equivalent circumstances.

The following table details the entities in which the Bank, directly or indirectly – owns a controlling interest and that are therefore consolidated in these financial statements:

			Functional	Interest Owned
RUT	Subsidiaries	Country	Currency	Direct		Indirect		Total
				2018	2019	2018	2019	2018	2019
				%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
96,932,010-K	Banchile Securitizadora S.A.	Chile	Ch$	99.01	99.01	0.99	0.99	100.00	100.00
96,645,790-2	Socofin S.A.	Chile	Ch$	99.00	99.00	1.00	1.00	100.00	100.00

Intercompany transactions and balances between the Bank and its subsidiaries and among its subsidiaries have been eliminated for consolidation purposes. Any non-controlling interest is recognized as a separate item within the Bank's consolidated equity.

(ii)	Investment in Associates and Joint Ventures

Associates

An associate is an entity over which the Bank has significant influence on its operating and financial management policy decisions, without having control over the associate. Significant influence is generally presumed when the Bank holds between 20% and 50% of the voting rights. Other factors considered when determining whether the Bank has significant influence over another entity are the representation on the Board of Directors and the existence of material intercompany transactions. The existence of these factors could determine the existence of significant influence over an entity despite the Bank holding a participation of less than 20% of the entity's voting rights.

According to the equity method, the Bank's investments in an associate are initially recorded at cost, and subsequently increased (or decreased) to reflect both the Bank's pro rata share of the post-acquisition net income (or loss) of the associate and other movements directly recognized in the associate's equity. Goodwill arising from the acquisition of an associate is included in the carrying value of the investment (net of any accumulated impairment loss). Since goodwill is not reported separately, an associate is not tested individually for impairment. Rather, the entire investment is tested for impairment as described below.

After the application of the equity method, the Bank determines whether it is necessary to recognize impairment loss on the Bank's investment in an associate. The Bank determines at each reporting date whether there is objective evidence, considering information from internal and external sources, that the investment in the associate is impaired. If this is the case, the Bank calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in its income statement under the line "Income attributable to associates".

Joint Ventures

Joint Ventures are joint arrangements whereby the parties to the agreement that have joint control over the arrangement have rights to the net assets covered by the arrangement. Joint control exists only when decisions about the relevant activities covered by the arrangement require the unanimous consent of the parties sharing control in the agreement.

According to IFRS 11, an entity shall determine the type of joint arrangement: "Joint Operation" or "Joint Venture".

For investments defined as a "Joint Operation", the assets, liabilities, income and expenses are recognized by the participation in the joint operation.

Investments defined as a "Joint Venture" will be registered according to the equity method.

Investments in other companies that, for their characteristics, are defined as "Joint Ventures" include the following:

●	Artikos Chile S.A.

●	Servipag Ltda.

(iii)	Structured entities

Special purpose entities ("SPEs") are generally created to comply with a specific and well-defined objective, such as securitizing specific assets or carrying out a specific loan transaction. An SPE is consolidated if, based on an assessment of its relationship with the Bank and the risks and benefits over the SPE, the Bank concludes that it has control of the SPE.

As of December 31, 2018 and 2019, the Bank does not control and therefore does not consolidate any SPEs.

(iv)	Asset management services investments and mutual funds

The Bank, through its subsidiary Banchile Administradora General de Fondos S.A., manages assets through investment and mutual funds and other investment products on behalf of investors.

According to IFRS 10, for consolidation purposes, it is necessary to evaluate the role of the Bank and its subsidiaries in the funds that it manages, determining its role of Agent or Principal. When assessing whether an investor controls an investee, an investor with decision-making rights must determine whether it acts as a Principal or as an Agent for other parties. A number of factors are considered in making this assessment, including the following:

●	Scope to make decision over the investee.

●	Rights held by other parties.

●	Remuneration according to compensation arrangements.

●	Exposition of the decision maker to the variability of returns from other interests that keeps the investee.

The Bank and its subsidiaries manage investments and mutual funds on behalf and for the benefit of investors, acting only as an Agent in this relationship. Under this category, and as per the aforementioned rule, these funds are not controlled and therefore not consolidated by the Bank or its subsidiaries.

(c)	Non-controlling interest:

Non-controlling interest represents the share of losses, income and net assets that the Bank does not control, either directly or indirectly. It is presented as a separate item in the Consolidated Statement of Comprehensive Income and the Consolidated Statement of Financial Position.

(d)	Going Concern:

The Bank's management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt upon the Bank's ability to continue as a going concern. Therefore, the financial statements continue to be prepared on the going concern basis.

(e)	Presentation and functional currency:

The items included in the financial statements of each of the entities of Banco de Chile and its subsidiaries are valued using the currency of the primary economic environment in which it operates (functional currency). The functional currency of Banco de Chile is the Chilean peso, which is also the currency used to present the entity's consolidated financial statements.

(f)	Transactions in foreign currency:

Transactions in currencies other than the functional currency are considered to be in foreign currency and are initially recorded at the exchange rate of the functional currency on the transaction date. Monetary assets and liabilities denominated in foreign currencies are converted using the exchange rate of the functional currency as of the date of the Statement of Financial Position, for profit or loss the exchange rate corresponding to each month-end is applied. All differences are recorded as a charge or credit to income.

Assets and liabilities in foreign currencies are shown at their equivalent value in Chilean pesos, calculated using the following exchange rates as of December 31, 2018 and 2019: Ch$693.60 and Ch$751.88 to US$1, Ch$6.29 and Ch$6.91 per JPY1, Ch$793.96 and Ch$843.31 per EUR1.

The gain of MCh$30,886 (MCh$2,701 in 2018) for net foreign exchange income shown in the Consolidated Statement of Income includes recognition of the effects of exchange rates variations on assets and liabilities in foreign currency or indexed to exchange rates, and the result of foreign exchange transactions conducted by the Bank and its subsidiaries.

(g)	Use of estimates and judgment:

Preparing Consolidated Financial Statements requires management to make judgments, estimations and assumptions that affect the application of accounting policies and the valuation of assets, liabilities, income and expenses presented. Actual results could differ from these estimated amounts.

Relevant estimates and assumptions are reviewed regularly by senior management in order to quantify certain assets, liabilities, income, expenses and uncertainties. Revisions to accounting estimates are recognized in the year in which the estimate is revised and for any future period that is affected.

Some accounting matters particularly involve uncertainties and therefore require a considerable degree of estimation and critical judgment when applying accounting policies. Details on the use of estimates and judgment and their effect on the amounts recognized in the financial statements are included in the following notes:

-	Impairment of loans (Notes No. 10, No. 11 and No. 33)

-	Impairment of instruments at fair value through OCI (Note No. 12)

-	Impairment of contingent loan risks (Note No. 24)

-	Useful lives of intangible assets, property and equipment and leased assets and lease liabilities and investment properties (Notes No. 14, No. 15 and No. 16)

-	Goodwill valuation (Note No. 14)

-	Deferred taxes and income taxes (Note No. 17)

-	Provisions (Note No. 24)

-	Employee benefits (Note No. 25)

-	Commitments and contingencies (Note No. 27)

-	Fair value of financial assets and liabilities (Note No. 40)

(h)	Financial asset and liability valuation criteria:

Measurement is the process of determining the monetary amounts at which the elements of the financial statements are to be recognized and carried in the Consolidated Statement of Financial Position and the Consolidated Statement of Other Comprehensive Income. This involves selecting the particular basis or method of measurement.

These bases or methods include the following:

(i)	Initial recognition

The Bank and its subsidiaries recognize loans to customers, trading and investment securities, deposits, debt issued and subordinated liabilities on the date they originated. Purchases and sales of financial assets performed on a regular basis are recognized as of the trade date on which the Bank committed to purchase or sell the asset. All other assets and liabilities (including assets and liabilities at fair value through profit or loss) are initially recognized as of the trade date on which the Bank becomes a party to the contractual provisions of the instrument.

Financial assets or liabilities are initially recognized at fair value plus transaction costs directly attributable to their purchase or issuance, except in the case of financial assets and financial liabilities recorded at fair value through profit or loss (FVPL).

(ii)	Derecognition of financial assets and liabilities

The Bank and its subsidiaries derecognize a financial asset (or where applicable, part of a financial asset) from its Statement of Financial Position when the contractual rights to the cash flows of the financial asset have expired or when the contractual rights to receive the cash flows of the financial asset are transferred during a transaction in which all ownership risks and rewards of the financial asset are transferred. Any portion of transferred financial assets that is created or retained by the Bank is recognized as a separate asset or liability.

When the Bank transfers a financial asset, it assesses to what extent it has retained the risks and rewards of ownership. In this case:

(a)	If substantially all risks and rewards of ownership of the financial asset have been transferred, it is derecognized and any rights or obligations created or retained upon transfer are recognized separately as assets or liabilities.

(b)	If substantially all risks and rewards of ownership of the financial asset have been retained, the Bank continues to recognize it.

(c)	If substantially all risks and rewards of ownership of the financial asset are neither transferred nor retained, the Bank will determine if it has retained control of the financial asset. In this case:

(c.i)	If it has not retained control, the financial asset will be derecognized and any rights or obligations created or retained upon transfer will be recognized separately as assets or liabilities.

(c.ii)	If the entity has retained control, it will continue to recognize the financial asset to the extent of its continuing involvement in the financial asset.

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires.

If an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the income statement.

(iii)	Offsetting

Financial assets and liabilities are offset and the net amount is reported in the Statement of Financial Position if, and only if, the Bank has the legally enforceable right to set off the recognized amounts and there is an intention to settle on a net basis or to realize an asset and settle the liability simultaneously.

Income and expenses are shown net only if accounting standards allow such treatment, or in the case of gains and losses arising from a group of similar transactions, such as the Bank's trading activities.

(iv)	Measurement categories of financial assets and liabilities

The Bank classifies all of its financial assets based on the business model for managing these assets and each asset's contractual terms, measured at either amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVPL).

The Bank classifies and measures its trading portfolio at FVPL as explained in Note No. 2 (i) (ii). The Bank may designate financial instruments at FVPL, if such designation eliminates or significantly reduces measurement or recognition inconsistencies.

Financial liabilities, other than loan commitments and financial guarantees, are measured at amortized cost or at FVPL when they are held for trading and derivative instruments or the fair value designation is applied.

Fair value measurements

The fair value of a financial instrument is the price that would be received to sell an asset or that would be paid to transfer a liability in an orderly transaction between participants in a main market (or more advantageous) at the measurement date under current market conditions, regardless of whether that price is directly observable or estimated using another valuation technique. The most objective and common fair value is the price that you would pay on an active, transparent and deep market ("quoted price" or "market price").

When available, the Bank estimates the fair value of an instrument using quoted prices in an active market for that instrument. A market is considered active if quoted prices are readily and regularly available and represent actual and regularly occurring market transactions on an arm's length basis.

If a market for a financial instrument is not active, the Bank establishes fair value using a valuation technique. These valuation techniques include the use of recent market transactions between interested and duly informed parties that act in mutual independence conditions, if available, as well as references to the fair value of other instruments that are substantially the same, discounted cash flows and options pricing models.

The chosen valuation technique uses the maximum observable market data, relies as little as possible on estimates performed by the Bank, incorporates factors that market participants would consider in setting a price and is consistent with accepted economic methodologies for pricing financial instruments. Inputs into the valuation technique reasonably represent market expectations and include risk and return factors that are inherent in the financial instrument. Periodically, the Bank calibrates the valuation techniques and tests them for validity using prices from observable current market transactions in the same instrument or based on any available observable market data.

The best evidence of the fair value of a financial instrument at initial recognition is the transaction price (i.e., the fair value of the consideration given or received) unless the fair value of that instrument is evidenced by a comparison with other observable current market transactions in the same instrument (i.e., without modification or repackaging) or based on a valuation technique whose variables include only data from observable markets.

When the transaction price provides the best evidence of fair value at initial recognition, the financial instrument is initially measured at the transaction price and any difference between this price and the value initially obtained from a valuation model is subsequently recognized in incomes.

Fair value estimates obtained from models are adjusted for any other factors, such as model uncertainties, to the extent that the Bank believes that a third-party market participant would take them into account in pricing a transaction.

The Bank's fair value disclosures are included in Note No. 40.

(i)	Financial assets and liabilities per financial statement line items:

(i)	Due from banks, Loans to customers, Financial investments at amortized cost

Before January 1, 2018, due from banks and loans to customers include non–derivative financial assets with fixed or determinable payments, such as domestic banks and foreign banks including the Chilean Central Bank.

After initial measurement, amounts of due from banks and loans to customers are subsequently measured at amortized cost using the effective interest rate (EIR), less allowances for impairment. Amortized cost was calculated by taking into account any discount or premium on acquisition and fees and costs that are an integral part of the EIR. The amortization was included in interest revenue in the income statement. The losses arising from impairment were recognized in the income statement in provisions for loan losses.

From January 1, 2018, the Bank continues measuring due from banks, loans to customers and other financial investments at amortized cost as long as the following conditions are met:

-	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows from them.

-	The contractual terms of the financial asset give rise on specified dates on which cash flows are to be received and such cash flows are solely payments of principal and interest (SPPI) on the principal amount outstanding.

(ii)	Financial assets held-for-trading

Financial assets held-for-trading are securities acquired in order to generate profits from short-term price fluctuations or as a result of brokerage activities, or which are part of a portfolio on which a short-term profit-generating pattern exists. This item includes mainly Central Bank bonds and deposits from domestic banks.

Financial assets held-for-trading are stated at their fair value. Accrued interest, gains or losses from their fair market value adjustments, as well as gains or losses from trading activities, are included in "Net financial operating income" in the Consolidated Statement of Comprehensive Income. Dividends, interest and indexations are reported as "Net financial operating income" in the Consolidated Statement of Comprehensive Income.

All purchases and sales of financial assets held-for-trading that must be executed within the period established by market regulations or conventions are recorded using the trade date, which is the date on which the purchase or sale of the asset is committed. Any other purchase or sale is treated as a derivative (forward) until settlement occurs.

(iii)	Financial assets at FVOCI

(iii.1)	Debt instruments at FVOCI

The Bank applies the new category under IFRS 9 of debt instruments measured through FVOCI when both of the following conditions are met:

-	The instrument is held within a business model whose, objective is to collect contractual cash flows and sell financial assets.

-	The contractual terms of the financial asset meet the SPPI test (described above).

FVOCI debt instruments are measured at fair value with gains and losses arising due to changes in fair value are recognized in Other Comprehensive Income (OCI). Interest income and foreign exchange gains and losses are recognized in profit or loss. The Expected Credit Losses (ECL), which are measured and recorded pursuant to the IFRS 9 adoption, recorded for debt instruments measured at FVOCI does not reduce the carrying amounts of these financial assets, as these remain at fair value in the statement of financial position, but instead, an amount equal to the allowance that would result from the impairment is recognized in OCI, with a corresponding charge to profit or loss. The accumulated loss recognized in OCI is recycled to profit or loss upon derecognition of the asset.

Where the Bank holds more than one investment in the same security, they are deemed to be disposed of on a first–in first–out basis. On derecognition, cumulative gains or losses previously recognized in OCI are reclassified from OCI to profit or loss.

(iii.2)	Equity instruments at FVOCI

Upon initial recognition, the Bank occasionally elects to classify irrevocably some of its equity investments as equity instruments at FVOCI when they meet the definition of Equity under IAS 32 "Financial Instruments: Presentation" and are not held for trading. Such classification is determined on an instrument-by instrument basis.

Gains and losses on these equity instruments are never recycled to profit or loss. Dividends are recognized in profit or loss as other operating income. Equity instruments at FVOCI are not subject to an impairment assessment.

(iv)	Lease contracts

Accounts receivable relating to leasing contracts, included under the caption "Loans to customers", correspond to periodic rent installments of contracts, which meet the definition to be classified as financial leases and are presented at their nominal value net of unearned interest as of each year-end.

(v)	Factoring transactions

They are valued for the amounts disbursed by the Bank in exchange for invoices or other commercial instruments representative of credit, with or without responsibility of the grantor, received in discount. Price differences between the amounts disbursed and the nominal value of the credits are recorded in the result as interest income, through the effective interest method, during the financing period.

In those cases where the transfer of these instruments was made without responsibility of the grantor, it is the Bank who assumes the insolvency risks of those required to pay.

(vi)	Financial guarantees:

In its ordinary course of business, the Bank gives financial guarantees consisting of letters of credit, guarantees and acceptances. Financial guarantees are initially recognized in the financial statements at fair value being the premium received. Subsequent to initial recognition, the Bank's liability is measured at the higher of the amount originally recognized less, when appropriate, cumulative amortization recognized in the income statement and the best estimate of expenditure required settling the financial obligation arising as the result of the guarantee. The premium received is recognized in the income statement in "Income from Fees and Commissions" on a straight line basis over the guarantee period.

(vii)	Impairment of loans:

(vii.1)   Overview of the principles of Expected Credit Loss (ECL)

With the publication in July 2014 of International Financial Reporting Standard 9 – Financial Instruments (IFRS 9), promulgated by the International Accounting Standards Board (IASB), that came into effect as of January 1, 2018, the calculation of provisions will include not only the impairment incurred, but also the future estimates of default and losses.

In this context, and specifically within the scope of the impairment methodology required by IFRS 9 and considering establishing a new provisions calculation framework, the following key elements are identified, among others:

●	Estimate of expected loss based on a scenario analysis.

●	Calculation based on three stages, each as described below.

●	Forward looking analysis of macroeconomic factors and their impact in risk parameters, such as GDP growth, unemployment rates and Central Banks interest rates.

(vii.2)   Expected Credit Loss (ECL)

The expected credit loss reflects the weighted average, across multiple scenarios; for that purpose three scenarios are estimated, for some given probabilities optimistic, central and pessimistic scenarios. Pricing and loan loss provisions should be aligned to those estimates to ensure profitability management of the portfolio.

IFRS9 requires that a provision be recognized on the date a loan is originated based on its expected credit loss.

IFRS9 proposes to calculate the expected credit loss based on the classification of operations in stages:

Stage 1: No significant increase in risk

Financial assets whose credit quality is not significantly deteriorated with respect to their credit risk evaluation at the time of their origination. Twelve months expected losses are recognized. This stage also includes those credits which have been reclassified from stage 2.

Stage 2: With a significant increase in risk

Financial assets that are not in default, however, present a significant increase in risk with respect to the levels anticipated at the time of origination. Stage 2 operations are provisioned considering the financial instrument lifetime; for the discount of the expected losses, the effective rate at the time of origination is used, calculated on the gross amount in the Bank's books. This stage also includes those credits which have been reclassified from stage 3.

Stage 3: Objective impairment evidence

For financial assets that present evidence of impairment at the closing date of financial statements, the expected credit losses will consider a lifetime approach. The cash flows discount rate used for this stage corresponds to that of the effective interest rate (EIR) applied at the origination of the credit.

POCI: Purchased or Originated Credit Impaired

Purchased or originated credit impaired (POCI) assets are financial assets that are credit impaired on initial recognition. POCI assets are recorded at fair value at original recognition and interest income is subsequently recognized based on a credit-adjusted EIR. ECLs are only recognized or released to the extent that there is a subsequent change in their expected credit losses.

The classification of the assets is of special relevance due to the different time horizons considered in the calculation of the provision for customers classified in stage 1 and those classified in stage 2.

Therefore, the concept of significant risk increase (SRI) is relevant since the amount of provision depends on the interpretation of this concept.

Individual classified loans

An individual analysis of debtors is applied to individuals and companies that are of such significance with respect to size, complexity or level of exposure to the Bank that they must be analyzed in detail.

The Bank classifies the debtors and their operations related to loans into one of three categories of loan portfolio: Normal, Substandard and Non-complying Loans. This internal rating considers the quantitative variables used to determine the significant risk increase (SRI) in order to establish the appropriate provisions.

i.	Normal Loans:

Normal loans correspond to borrowers who are up to date on their payment obligations and no sign of impairment in their credit quality are shown. This situation is reflected in the internal rating that varies from A1 to A6. All exposures rated as A1 to A4 are classified as stage 1 in IFRS9; exposures rated A5 or A6 are also classified as stage 1 whenever they are not issued with a higher rating; in that case, they are classified as stage 2.

ii.	Substandard Loans:

Substandard loans include all borrowers with a significant increase in risk and insufficient payment capacity or significant deterioration of payment capacity that it may be reasonably expected that they will not comply with all principal and interest payments obligations set forth in the credit agreement.

This category also includes all loans that have been non-performing for more than 30 days.

This situation is reflected in the internal rating that varies from B1 to B4. All exposures rated at these levels are classified as stage 2.

iii.	Non-complying Loans:

Non-complying loans correspond to borrowers whose payment capacity is seriously at risk and who have a high likelihood of filing for bankruptcy or are renegotiating credit terms to avoid bankruptcy. This category comprises all loans outstanding from debtors that have at least one installment payment of interest or principal overdue for 90 days or more.

This situation is reflected in the internal rating that varies from C1 to C6. All obligors rated at these levels are classified as stage 3.

Group classified loans

The group analysis is used to analyze a large number of loans whose individual amounts are homogenous and not significant. For this analysis, the Bank uses models based on attributes of the debtors and their loans, and on the behavior of a group of loans. The categories used to classify the debtors correspond to "Normal loans" and "Non-complying loans".

Loans to customers include originated and purchased non-derivative financial assets with fixed or determinable payments that are not quoted on an active market and which the Bank does not intend to sell immediately or in the short-term.

(vii.3) Significant risk increase (quantitative criteria):

Significant increase in risk is determined on a quantitative manner, based on changes in Lifetime Probability of Default (LPD). A loan is impaired whenever LPD at calculation date is significantly greater than LPD estimated at the loan origination date. In order to estimate current LPD, macroeconomic factors and their projections are taken into account.

(vii.4) Default events

In addition to the quantitative criteria described in the previous section, other aspects are considered as indicators of SRI, for which the following entry conditions to the different stages are considered:

A default event is due whenever payments are past due for more than 90 days or a renegotiated loan is originated after the preceding loan has been past due for more than 60 days.

Default events are identified on a borrower basis, therefore a default event in any exposure triggers a default across any other exposure but not on residential mortgages. Instead, residential mortgages do trigger a default event on every other exposure.

In these cases loans are classified as stage 3.

(vii.5) Probation period

Probation periods have been set in order to regulate transitions from stage 3 to stage 2, and from stage 2 to stage 1 as well. Transitions from stage 3 to stage 1 are not allowed. Transitions are determined on a monthly basis.

●	Transitions from stage 2 to stage 1: In order to be upgraded, exposures in stage 2 should not have had a "significant increase in risk" for the last 4 months previous to the reporting date. "Significant increase in risk" is defined in a different manner for Retail exposures (including SMEs) and Wholesale exposures.

Wholesale exposures: an exposure will be considered to have a significant increase in risk if any of the following are true:

-	The client is rated in one of the two last grades of stage 1, having been downgraded during the last 12 months.

-	The client is currently rated in the last grade of stage 1 (even in the case of not having been downgraded).

-	Any of the client's obligations are past due 60 days or more.

Retail exposures: an exposure will be considered to have a significant increase in risk if any of the following are true:

-	The client has rescheduled a loan while it was past due 60 days or more.

-	The exposure is past due 30 days or more.

-	The exposure shows an increase in its default risk, quantitatively defined as follows:

Lifetime PD – PD at inception > Average PD

●	Transitions from stage 3 to stage 2: Probation period is aligned with local statutory accounting, therefore it should accomplish the following criteria:

-	No obligation of the debtor shows a delay in its payment of more than 30 calendar days.

-	Have not been granted new refinancing to pay the obligations.

-	At least one of the payments made includes capital amortization.

-	If the debtor has some credit with partial payments in periods of less than six months, at least two payments have been made.

-	If the debtor must pay monthly instalments for one or more credits, at least four consecutive instalments have been paid.

-	All debtor obligations across the Chilean financial system are current, except for insignificant amounts.

(vii.6) The ECL calculation

The Bank calculates the ECL based on probability-weighted scenarios to measure the expected credit losses discounted at its effective interest rate (EIR). Losses are defined as the difference between the cash flows expected to be received by the Bank versus the contractual cash flows.

For the calculation of the ECL, the following key parameters should be considered:

●	Probability of Default (PD)

The PD parameter is an estimate of the probability with which a client will fall into the non-performing portfolio within a certain time horizon. Point in time estimates are used. Depending on the stage on which the exposure is classified, the time horizon may vary from one year (for stage 1) to lifetime (for stage 2). Naturally, stage 3 exposures carry a PD = 1.

●	Exposure at Default (EAD) and Credit Conversion Factor (CCF)

The exposure at default (EAD) parameter represents an estimate of the outstanding loan at the time of a customer's default. This exposure can be either an asset or a contingent exposure. The latter includes unused limits on revolving facilities such as credit cards, lines of credit, Letters of Credit, etc.; in such cases unused limits are weighted by their CCF, which is an estimate of further utilization before default time.

●	Loss given default (LGD)

The Loss Given the Default (LGD) parameter is defined as the expected value of the losses that an operation would have in case of default. It is expressed as a percentage of the EAD. Inflows (payments) and outflows are considered in calculating LGD.

(viii) Loans write-off

Criteria under which loans are written-off when collection efforts have been exhausted, but not later than the following maximum periods:

Type of Loan	Term
Consumer loans – secured and unsecured	6 months
Other transactions – unsecured	24 months
Commercial loans – secured	36 months
Residential mortgage loans	48 months
Consumer leases	6 months
Other non-real estate lease transactions	12 months
Real estate leases (commercial or residential)	36 months

The term represents the time elapsed by a loan from the date on which the unpaid collection or portion is in default.

Cash recoveries on written-off loans are recorded directly through the income statement.

(ix)	Renegotiated loans:

The Bank attempts to restructure loans rather than to take possession of collateral when economically convenient. This may involve extending the payment arrangements and the agreement of new loan conditions. After having renegotiated the terms, any impairment is measured using the original effective interest rate as calculated before the modification of terms and the loan is no longer considered past due. Renegotiated loans are continuously reviewed by management to ensure that all criteria are met and that future payments are likely to occur. The loans continue to be subject to an individual or collective impairment assessment, calculated using the loan's original effective interest rate.

(x)	Collateral valuation:

The Bank seeks to use collateral, where possible, to mitigate its risks on financial assets. The collateral comes in various forms such as mortgages, pledges, securities, other non-financial assets and credit enhancements. The fair value of collateral is generally assessed, at a minimum, at inception through a certified appraiser, considering factors such as location, collateral type, and observable market value, among others. Additionally, the settlement costs, the time required to sell off the assets and the potential adverse market conditions are considered as well. However, some types of collateral, such as securities, are valued daily. To the extent possible, the Bank uses active market data for valuing financial assets held as collateral. (See Note No. 42 for further analysis of collateral).

For impairment of loans estimates, Collateral is not accounted as an EAD mitigation factor, but as an LGD driver instead.

(j)	Financial and operating leases:

The determination of whether an arrangement is a lease, or it contains a lease, is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

(i)	The Bank acting as lessor

Assets leased to customers under agreements which transfer substantially all the risks and rewards of ownership, with or without ultimate legal title, are classified as financial leases. When assets held are subject to a financial lease, the leased assets are derecognized and a receivable is recognized which is equal to the present value of the minimum lease payments, discounted at the interest rate implicit in the lease. Initial direct costs incurred in negotiating and arranging a financial lease are incorporated into the receivable through the discount rate applied to the lease. Financial lease income is recognized over the lease term based on a pattern reflecting a constant periodic rate of return on the net investment in the financial lease.

Assets leased to customers under agreements which do not transfer substantially all the risks and rewards of ownership are classified as operating leases. The leased assets are included within premises and equipment on the Group's statement of financial position and depreciation is provided on the depreciable amount of these assets on a systematic basis over their estimated useful economic lives. Rental income is recognized on a straight-line basis over the period of the lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense on a straight-line basis over the lease term.

(ii)	The Bank acting as lessee

A contract is, or contains a lease, if one party has the right to control the use of an identified asset for a period of time in exchange for a regular payment. On the start date of a lease, a right-to-use assets leased is determined at cost, which includes the amount of the initial measurement of the lease liability plus other disbursements made. The amount of the lease liability is measured at the present value of future lease payments that have not been paid on that date, which are discounted using the Bank's incremental financing interest rate.

The right-of-use asset is measured using the cost model, less accumulated depreciation and accumulated losses due to impairment of value, depreciation of the right-of-use asset, is recognized in the Income Statement based on the linear depreciation method from the start date and until the end of the lease term.

After the start date, the lease liability is measured by decreasing the carrying amount to reflect the lease payments made and the modifications to the lease.

According to IFRS 16 "Leases" the bank does not apply this rule to contracts whose duration are 12 months or less and those that contain an underlying asset of low value. In these cases, payments are recognized as a lease expense.

(k)	Interest revenue and expense:

Interest revenue and expenses are recognized in the Consolidated Income Statement using the effective interest rate method. The effective interest rate is the rate which exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or financial liability. To calculate the effective interest rate, the Bank determines cash flows by taking into account all contractual conditions of the financial instrument, excluding future credit losses.

The effective interest rate calculation includes all fees and other amounts paid or received that form part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the purchase or issuance of a financial asset or liability.

(l)	Fees and commissions:

Revenue and expenses from fees are recognized in the Consolidated Income Statement using the criteria established in IFRS 15 "Revenue from contracts with customers".

Under IFRS 15, revenues are recognized considering the terms of the contract with customers. Revenue is recognized when, or as the performance obligation is satisfied by transferring the goods or services committed to the customer.

Under IFRS 15, revenues are recognized using different criteria depending on their nature. The most significant are:

−	Those that correspond to a singular act, when the act that originates them takes place.

−	Those that originate in transactions or services that are extended over time, during the life of such transactions or services.

−	Commissions on loan commitments and other fees related to credit operations are deferred (together with the incremental costs directly related to the placement) and recognized as an adjustment to the effective interest rate of the placement. In the case of loan commitments, when there is no certainty of the date of effective placement, the commissions are recognized on a linear basis in the duration period of the commitment.

The fees registered by the Bank correspond mainly to:

−	Commissions for lines of credit and overdrafts: these commissions are accrued in the period in which the lines of credit and overdrafts are granted. The Bank revenues are recognized at a point in time when performance obligation is satisfied.

−	Commissions for guarantees and letters of credit: these commissions are accrued in the period in which the payment guarantees for real or contingent obligations of third parties are granted. The Bank revenues are recognized over time when performance obligation is satisfied.

−	Commissions for card services: correspond to commissions earned and accrued during the period, related to the use of credit, debit and other cards. The Bank revenues are recognized at a point in time when performance obligation is satisfied

−	Commissions for account management: includes commissions for the maintenance of current accounts and other deposit accounts. The Bank revenues are recognized over time when performance obligation is satisfied.

−	Commissions for collections, collections and payments: correspond to, collection and payments services provided by the Bank. The Bank revenues are recognized at a point in time when performance obligation is satisfied.

−	Commissions for intermediation and management of securities: correspond to income from brokerage service, placements, administration and custody of securities. The Bank revenues are recognized at a point in time when performance obligation is satisfied.

−	Remuneration for insurance commercialization: corresponds to income from the sale of insurance. The Bank revenues are recognized over time when performance obligation is satisfied.

−	Commissions for investments in mutual funds and others: corresponds to commissions originated in the administration of mutual funds. The Bank revenues are recognized at a point in time when performance obligation is satisfied.

−	Other commissions earned: Income generated by currency exchanges, financial advice, use of distribution channels, use of trademark agreement and placement of financial products and cash transfers and recognition of payments associated with strategic alliances, among others, are included. The Bank revenues are recognized at a point in time when performance obligation is satisfied.

The expense commissions registered by the Bank correspond mainly to:

−	Remuneration for card operations: corresponds to commissions paid for the operation of credit and debit cards.

−	Inter-bank transactions: corresponds to commissions paid to the automatic clearing house for transactions carried out.

−	Commissions for operations with securities: corresponds to commissions for deposit and custody of securities and brokerage of securities are included.

−	Other commissions: corresponds to commissions for collection, payments and other online services are included.

(m)	Property and equipment:

Property and equipment is stated at cost excluding servicing cost, less accumulated depreciation and accumulated impairment. Changes in the expected useful life are accounted for by changing the depreciation period or method, as appropriate, and treated as changes in accounting estimates.

This cost includes expenses that have been directly attributed to the asset's acquisition.

Depreciation is recognized the Consolidated Statements of Income on a straight-line basis over the estimated useful lives of each part of an item of property and equipment.

Estimated useful lives for 2018 and 2019 are as follows:

Buildings	50 years
Installations (in general)	10 years
Equipment	5 years
Office furniture	5 years

Property and equipment is derecognized on disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in "Impairments" in the income statement in the year the asset is derecognized.

(n)	Intangible assets:

Intangible assets are identified as non-monetary assets (separated from other assets) without physical substance that arise as the result of a legal transaction or that are developed internally by the consolidated entities. They are assets whose cost can be reliably estimated and for which the consolidated entities consider that it is probable that future economic benefits will be recognized.

(i)	Goodwill

Goodwill arises on the acquisition of subsidiaries and associates representing the excess of the fair value of the purchase consideration over the net fair value of the Bank's share of the identifiable assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.

For the purpose of calculating goodwill, fair values of acquired assets, liabilities and contingent liabilities are determined by reference to market values or by discounting expected future cash flows to present value. This discounting is either performed using market rates or by using risk-free rates and risk-adjusted expected future cash flows.

Goodwill originating from the acquisition of subsidiaries is capitalized and reviewed for impairment annually or more frequently if there are indications that impairment may have occurred. Impairment is determined by comparing the present value of expected future cash flows from each cash generating unit with the carrying value of its net assets, including attributable goodwill. Goodwill is allocated to cash generating units for the purpose of impairment testing considering the business level at which goodwill is monitored for internal management purposes.

Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

(ii)	Software and computer programs

Computer software purchased by the Bank and its subsidiaries is accounted for at cost less accumulated amortization and impairment losses.

The subsequent expense in software assets is capitalized only when it increases the future economic benefit for the specific asset. All other expenses are capitalized as an expense as incurred.

Amortization is recorded in income using the straight-line amortization method based on the estimated useful life of the software, from the date on which it is available for use. The estimated useful life of software is a maximum of 6 years.

Expense for internally developed software is recorded in income for each year.

Assets received in lieu of payment are classified under "Other Assets" and they are recorded at the lower of carrying amount and fair value, less cost to sell. Assets that are determined better to be sold are immediately transferred to assets held-for-sale at their fair value at the repossession date in line with the Bank's policy.

(p)	Investment Properties:

Investment properties are real estate assets held to earn rental income or for capital appreciation or both, but are not held-for-sale in the ordinary course of business or used for administrative purposes. Investment properties are initially measured at cost, including transaction costs. Subsequent to initial recognition, they are carried at cost less accumulated depreciation and impairments using the same accounting policies as property and equipment.

(q)	Deferred taxes and income taxes:

The income tax provision of the Bank and its subsidiaries has been determined in conformity with current legal provisions.

The Bank and its subsidiaries recognize, when appropriate, deferred tax assets and liabilities for future estimates of tax effects attributable to temporary differences between the book and tax values of assets and liabilities. Deferred tax assets and liabilities are measured based on the tax rate expected to be applied, in accordance with current tax law, in the year that deferred tax assets are realized or liabilities are settled. The effects of future changes in tax legislation or tax rates are recognized in deferred taxes starting on the date of publication of the law approving such changes.

Deferred tax assets and liabilities are recorded at their book value as of the date the deferred taxes are measured. Deferred tax assets are recognized only when it is likely that future tax profits will be sufficient to recover deductions for temporary differences.

(r)	Debt issued and other financial liabilities:

Financial instruments issued by the Bank are classified under "Debt issued", where the substance of the contractual arrangement results in the Bank having an obligation either to deliver cash or another financial asset to the holder, or to satisfy the obligation other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of equity shares.

After initial measurement, debt issued is subsequently measured at amortized cost using the effective interest rate. Amortized cost is calculated by taking into account any discount or premium on the issue and costs that are an integral part of the effective interest rate.

The Bank applies the same accounting policies for its other financial liabilities.

(s)	Derivative instruments:

Derivative instruments, which include foreign currency and UF forwards, interest rate forwards, currency and interest rate swaps, currency and interest rate options and other financial derivative instruments, are recorded in the Statement of Financial Position at fair value regardless of whether they are held-for-trading or for non-trading purposes.

The fair value is obtained from market quotes, discounted cash flows models and options valuation models, as and where applicable. Derivative contracts are reported as an asset when their fair value is positive and as a liability when negative under the item "Derivative Instruments".

At inception, a derivative contract must be designated by the Bank as a derivative instrument for trading or hedging purposes.

Changes in the fair value of derivative contracts held for trading purposes are recorded in "Net financial operating income", in the Consolidated Statement of Comprehensive Income.

If a derivative instrument is classified as a hedging instrument, it can be:

(1)	A hedge of the fair value of existing assets or liabilities or firm commitments, or

(2)	A hedge of cash flows related to existing assets or liabilities or forecasted transactions.

A hedge relationship for hedge accounting purposes must comply with all of the following conditions:

(a)	at its inception, the hedge relationship has been formally documented;

(b)	it is expected that the hedge will be highly effective;

(c)	the effectiveness of the hedge can be measured in a reasonable manner; and

(d)	the hedge is highly effective with respect to the hedged risk on an ongoing basis and throughout the entire hedge relationship.

Certain derivatives transactions that do not qualify for hedge accounting are treated and reported as derivatives for trading purposes even though they provide an effective hedge on the risk of net positions.

Changes in the fair value of derivative contracts that qualify for hedge accounting are recorded, as follows:

●	If derivative contracts qualify for hedge accounting of changes in the fair value of assets, liabilities or unrecognized firm commitments (Fair Value Hedge), changes in the fair value of both the hedged asset (or liability) and the hedging derivative are recognized in the income statement under "Interest revenue and expenses" and/or "Foreign Exchange Transactions, Net", depending on the risk being hedged. On the other hand, any ineffective portion of the Fair Value Hedge is recognized in the income statement under "Net Financial Operating Income."

●	If derivative contracts qualify for hedge accounting of the variability of future cash flows from highly probable future transactions and/or floating rate assets or liabilities (Cash Flow Hedge), the changes in fair value are recorded in Equity under "Other Comprehensive Income", to the extent that the hedge is effective. Changes in the fair value of the Cash Flow Hedge are subsequently reclassified to the income statement when and where the hedged item affects the Bank's results (e.g. to Interest Revenues and Expenses and/or Foreign Exchange Transactions when the hedged instrument affects the income statement because of interest rate risk, or exchange rate risk, respectively). On the other hand, any ineffective portion of the Cash Flow Hedge is recognized in the comprehensive statement of income under the "Net Financial Operating Income" line item.

Finally, if the hedging instrument does not continue qualifying for hedge accounting and/or it is terminated, sold, suspended or executed, the hedge accounting is discontinued prospectively. In this case, gains/losses already accrued will remain in Equity until the expected transactions occur. In that moment, gains/losses will be recorded in the Income Statement (under "Interest Revenues or Expenses" and/or "Foreign Exchange Transactions" depending on the risk being hedged) as long as transactions occur. Otherwise, if transactions are expected to fail, the changes in fair value are immediately recognized in the Income Statement (under "Interest Revenues or Expenses" and/or "Foreign Exchange Transactions" depending on the risk that was used to be hedged)."

(t)	Operations under resale and repurchase agreements:

The Bank carries out operations under resale agreements as a form of investment. The securities purchased under these agreements are not recognized on the Bank's Consolidated Statement of Financial Position. The consideration paid is recognized under "Investments under resale agreements" reflecting the transaction's economic substance as a loan granted by the Bank. The difference between the purchase and the resale price is recorded in "Net Interest Income" and is accrued over the duration of the agreement using its effective interest rate. This treatment reflects the economic substance as a loan to the Bank.

The Bank also carries out operations under repurchase agreements as a form of financing. The securities sold under a repurchase agreement at a specific date in the future are not derecognized from the Consolidated Statement of Financial Position because the Bank retains all the risks and rewards of the ownership of the securities. The corresponding cash received is recognized in the balance sheet as an asset, and the corresponding obligation to return the cash, including any accrued interest, is recognized as a liability under "Obligations under repurchase agreements". The difference between the sale and the repurchase price is treated as "Interest Expense" and is accrued over the duration of the agreement using the effective interest rate.

The treatment of secured lending and financing transactions follows the principles laid out above. As of December 31, 2019 and 2018, there were no operations corresponding to securities lending.

(u)	Customer loyalty programs:

The Bank maintains a loyalty program to provide incentives to its customers, which allows acquiring goods and/or services, based on the exchange of prize points ("Dolares-Premio"), which are granted based on the purchases made with Bank's credit cards and the compliance of certain conditions established in said program. The consideration for the prizes is made by a third party. In accordance with IFRS 15, these associated benefit plans have the necessary provisions to meet the delivery of committed future performance obligations.

(v)	Provisions and contingent liabilities:

Provisions are liabilities that are characterized by uncertainty in either their amount or maturity. Provisions are recorded in the Statement of Financial Position when the following requirements are jointly met:

(i)	a present obligation has arisen from a past event and,

(ii)	as of the date of the financial statements it is likely that the Bank or its subsidiaries have to disburse resources to settle the obligation and,

(iii)	the amount can be reliably measured.

A contingent asset or liability is any right or obligation that arises from past events whose existence will be confirmed by one or more uncertain future events which are not within the control of the Bank. Contingent assets and liabilities are not recognized in the Statement of Financial Position according to the above mentioned requirements.

(w)	Provisions for minimum dividends:

According with the Compendium of Accounting Standards of the CMF, the Bank records within liabilities the portion of net income for the year that should be distributed to comply with the Corporations Law or its dividend policy. For these purposes, the Bank establishes a provision in a complementary equity account within retained earnings.

Distributable net income is considered for the purpose of calculating a minimum dividends provision, which in accordance with the Bank's bylaws is defined as that which results from reducing or adding to net income the value of price-level restatement for the concept of restatement or adjustment of paid-in capital and reserves for the year.

(x)	Employee benefits:

(i)	Staff accrued vacations

The annual costs of vacations and staff benefits are recognized on an accrual basis.

(ii)	Short-term benefits

The Bank has a yearly bonus plan for its employees based on their ability to meet objectives and their individual contribution to the Company's results, consisting of a given number or portion of monthly salaries. It is provisioned for based on the estimated amount to be distributed.

(iii)	Staff severance indemnities

Banco de Chile has recorded a liability for long-term severance indemnities in accordance with employment contracts it has with certain employees. The liability, which is payable to specified retiring employees with over 30 years of service, is recorded at the present value of the accrued benefits, which are calculated by applying a real discount rate to the benefit accrued as of year-end over the estimated average remaining service period.

Obligations for this defined benefits plan are valued according to the projected unit credit actuarial valuation method, using inputs such as staff turnover rates, expected salary growth in wages and probability that this benefit will be used, discounted at current long-term rates (4.25% as of December 31, 2018 and 3.17% as of December 31, 2019).

The discount rate used corresponds to the rate of 10-year Chilean Central Bank Bonds in pesos (BCP).

Actuarial gains and losses are recognized as Other Comprehensive Income at the end of each reporting period. There is no past service costs that would have to be recognized by the Bank.

(y)	Equity reserves:

The equity reserves recorded in the Bank's Statement of Financial Position include:

Reserves from Earnings:

This item includes all the reserves that were originated from earnings and that by legal or statutory dispositions, or agreements of the shareholders' meeting, will not be distributed in the form of future dividends.

Other reserves:

This item includes all the reserves that do not come from earnings and that do not correspond to those indicated in previous items.

Unrealized gains (losses) on financial assets at fair value through other comprehensive income:

This item comprises changes in the fair value of these instruments.

(z)	Earnings per share:

Basic earnings per share is determined by dividing net income for the year attributable to the Bank by the average weighted number of shares in circulation during that period.

Diluted earnings per share are determined similarly to basic earnings, but the weighted average number of outstanding shares is adjusted to take into account the potential dilutive effect of the options on shares, warrants and convertible debt. As of December 31, 2018 and 2019, there are no dilutive items on basic earnings per share.

(aa)	Cash and cash equivalents:

Cash and short-term deposits in the Statement of Financial Position comprise cash at banks and on hand and short-term deposits with original maturity of three months or less, highly liquid investments that are readily convertible to a known amount of cash, and that are subject to an insignificant risk of changes in value.

The Bank has included as cash and cash equivalents to the account "Cash and due from banks", plus (minus) the net balance of transactions in the course of collection that are shown in the Consolidated Statement Financial Position, plus short-term resale agreements and investments in fixed-income mutual funds that are presented in "Financial Assets held-for-trading" in the Consolidated Statement of Financial Position.

(ab)	Segment reporting:

The Bank's operating segments are defined based on its different business units, considering the following factors:

(i)	That it develops business activities from which income is obtained and expenses are incurred (including income and expenses relating to transactions with other components of the same entity);

(ii)	That its operating results are reviewed regularly by the entity's highest decision-making authority for operating decisions, to determine resource allocation for the segment and evaluate its performance; and

(iii)	That separate financial information is available.

(ac)	Fiduciary activities:

The Bank provides trust and other fiduciary services that result in the holding or investing of assets on behalf of the clients. Assets held in a fiduciary capacity are not reported in the financial statements, as they are not the assets of the Bank.

(ad)	Identifying and measuring impairment on non-financial assets

The Bank assesses at each reporting date and on an ongoing basis whether there is an indication that an asset may be impaired. If any indication exists, or if annual impairment testing for an asset is required, the Bank estimates the asset's recoverable amount. An asset's recoverable amount is the higher of an asset's or cash-generating unit's ("CGU") fair value less costs to sell and its value in use. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, share prices and other available fair value indicators.

For assets, excluding goodwill, impairment losses recognized in prior years are assessed at each reporting date in case there are any indications that the loss has decreased or disappeared. A previously recognized impairment is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount since the last impairment was recognized. An impairment loss is reversed only to the extent that the book value of the asset does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Such reversal is recognized in the income statement.

Impairment losses relating to goodwill cannot be reversed in future periods.